Financial Instruments - Gain or Losses on Hedging Derivative Instrument and on Underlying Hedged Item (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Hedge Accounting [Line Items]
Gains	$ 21,235	$ 1,999	$ 1,218
Losses	429		21,128
Hedging Derivative Instrument [Member]
Disclosure Of Hedge Accounting [Line Items]
Gains	21,235	1,618
Losses			21,128
Underlying Hedged Item [Member]
Disclosure Of Hedge Accounting [Line Items]
Gains		$ 381	$ 1,218
Losses	$ 429